Bridge loan	12 Months Ended
Dec. 31, 2019
Disclosure of accounting policy for flow-through shares [text block]
Bridge loan

On September 12, 2019, the Company entered a bridge loan facility (the “Bridge Loan”) for up to $6,000 with a private lender (the “Lender”). The Bridge Loan consists of two tranches of $3,000, with the first having been received and the second being conditional upon the mutual agreement of the parties. The Bridge Loan bears interest at 10%, payable annually or on repayment of the principal, and has a term of one year from the date of advancement (the “Maturity Date”), however, can be repaid without penalty at any time after 90 days of advancement at the discretion of the Company. The Bridge Loan is secured by a first charge general security agreement over all of the Company’s present and future assets.

In connection with the Bridge Loan, the Company issued 500,000 bonus warrants to the Lender which have a term of three years from the date of issue. Each warrant is exercisable into one common share of the Company at a price of $2.00 per common share but cannot be exercised until after the Maturity Date.

The Bridge Loan has been identified as a compound instrument with separate components, being the debt and the warrants, which have been classified as a financial liability and an equity instrument, respectively.

On initial recognition, the proceeds from the Bridge Loan were allocated between the debt and equity components by first determining the fair value of the debt, discounted at an effective interest rate of 18%, and allocating the residual value, net of deferred taxes, to the equity component. Transaction costs of $21, were allocated proportionately to the debt and equity components.

The following table reflects the carrying values of the liability and equity components on initial recognition:

	Liability Component	Equity Component	Total

Loan advance received	$2,801	$199	$3,000
Transaction costs	(20)	(1)	(21)
Deferred tax impact	-	(54)	(54)
Impact on statement of financial position	$2,781	$144	$2,925

The following table is a continuity of the Bridge Loan after initial recognition:

Fair value of Bridge Loan on initial recognition	$2,781
Finance expense	150
Closing balance at December 31, 2019	$2,931

See subsequent events note 22 for discussion of the loan amendment agreement (the “Loan Amendment”) that was entered between the Company and Lender on February 6, 2020.